Asset Retirement Obligations - Summary of Changes in Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Roll Forward Analysis Roll Forward
Asset retirement obligations at beginning of period	$ 9,829	$ 10,333	$ 9,349
Liabilities added from acquisitions or drilling	1,348	786	2,111
Liabilities settled			(150)
Revision of estimates	927	(97)	195
Liabilities removed upon sale of wells	(2,442)	(1,726)	(1,765)
Accretion expense	417	533	593
Asset retirement obligations at end of period	10,079	9,829	10,333
Less: Current portion			90
Asset retirement obligations - long-term portion	$ 10,079	$ 9,829	$ 10,243